Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Miscellaneous current liabilities [abstract]
Summary of other current liabilities

Amounts in thousands USD	As of December 31, 2023	As of December 31, 2022
Other financial liabilities
- Salaries and wages	$9,530	$10,185
- Royalties	5,043	2,321
- Accrued expenses	8,021	6,925
Other current liabilities	6,599	4,574
Contract liabilities
- Advances from customers	2,192	1,694
Total	$31,385	$25,700